SEGMENT REPORTING - Disaggregated Revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales	$ 70,615	$ 76,033	$ 68,679
Steel sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales	63,684	69,305	62,675
Non-steel sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales	2,674	2,272	2,150
By-product sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales	1,158	1,368	1,029
Other sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales	3,099	3,088	2,825
Operating segments | NAFTA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales	18,478	20,145	17,893
Operating segments | Brazil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales	6,927	7,041	6,571
Operating segments | Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales	37,487	40,247	35,825
Operating segments | ACIS
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales	6,487	7,506	7,323
Operating segments | Mining
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales	1,165	1,009	985
Operating segments | Steel sales | NAFTA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales	17,669	19,372	17,210
Operating segments | Steel sales | Brazil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales	6,467	6,582	6,128
Operating segments | Steel sales | Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales	33,759	36,603	32,676
Operating segments | Steel sales | ACIS
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales	5,789	6,748	6,661
Operating segments | Steel sales | Mining
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales	0	0	0
Operating segments | Non-steel sales | NAFTA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales	122	148	121
Operating segments | Non-steel sales | Brazil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales	66	31	77
Operating segments | Non-steel sales | Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales	1,130	882	817
Operating segments | Non-steel sales | ACIS
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales	239	243	188
Operating segments | Non-steel sales | Mining
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales	1,117	968	947
Operating segments | By-product sales | NAFTA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales	114	124	98
Operating segments | By-product sales | Brazil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales	93	115	89
Operating segments | By-product sales | Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales	816	947	683
Operating segments | By-product sales | ACIS
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales	135	182	159
Operating segments | By-product sales | Mining
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales	0	0	0
Operating segments | Other sales | NAFTA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales	573	501	464
Operating segments | Other sales | Brazil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales	301	313	277
Operating segments | Other sales | Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales	1,782	1,815	1,649
Operating segments | Other sales | ACIS
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales	324	333	315
Operating segments | Other sales | Mining
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales	48	41	38
Others
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales	71	85	82
Others | Steel sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales	0	0	0
Others | Non-steel sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales	0	0	0
Others | By-product sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales	0	0	0
Others | Other sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales	$ 71	$ 85	$ 82